Other taxes payable	12 Months Ended
Dec. 31, 2018
Taxes Payable, Current [Abstract]
Other taxes payable
9.	Other taxes payable

The following is a summary of other taxes payable as of December 31, 2017 and 2018:

	December 31, 2017 RMB	December 31, 2018 RMB
Withholding individual income taxes for employees	15,551	4,268
VAT payables	5,283	11,728
Others	642	978
Total	21,476	16,974